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                         Van Kampen American Capital

                              One Parkview Plaza
                       Oakbrook Terrace, Illinois 60181
                          Telephone:  (630) 684-6000



                                                                      497(j)

                                  May 7, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

    Re: Van Kampen American Capital Life Investment Trust
        Registration No. 33-00628
        Registration No. 811-4424

Ladies and Gentlemen:

        Van Kampen American Capital Life Investment Trust (the "Registrant"), on behalf of Asset Allocation Portfolio, Domestic Income Portfolio, Emerging Growth Portfolio, Enterprise Portfolio, Global Equity Portfolio, Government Portfolio, Growth and Income Portfolio, Money Market Portfolio, Morgan Stanley Real Estate Securities Portfolio and Strategic Stock Portfolio, all series of the Registrant, filed via EDGAR on April 30, 1998, a copy of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "Securities Act"), and under the Investment Company Act of 1940, as amended.

        In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the prospectuses and statement of additional information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.

        Should the staff have any questions regarding the foregoing, please contact me at (630) 684-6774.


                                        Very truly yours,

                                        /s/ Nicholas Dalmaso
                                        ---------------------
                                        Nicholas Dalmaso
                                        Assistant Secretary